Calvert
Core Bond Fund
December 31, 2023
Schedule of Investments (Unaudited)

Asset-Backed Securities — 10.4%

Security	Principal Amount (000's omitted)	Value
Amur Equipment Finance Receivables XII, LLC, Series 2023-1A, Class A2, 6.09%, 12/20/29(1)	$2,557	$ 2,579,200
Auxilior Term Funding, LLC, Series 2023-1A, Class A2, 6.18%, 12/15/28(1)	1,907	1,915,510
Avis Budget Rental Car Funding AESOP, LLC, Series 2022-3A, Class A, 4.62%, 2/20/27(1)	643	634,180
CarMax Auto Owner Trust, Series 2023-1, Class A2A, 5.23%, 1/15/26	190	189,571
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	163	142,380
Cologix Data Centers US Issuer, LLC, Series 2021-1A, Class A2, 3.30%, 12/26/51(1)	720	649,307
Conn's Receivables Funding, LLC, Series 2023-A, Class A, 8.01%, 1/17/28(1)	4,646	4,656,729
DataBank Issuer, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	1,105	984,194
DB Master Finance, LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	401	380,939
Diamond Infrastructure Funding, LLC, Series 2021-1A, Class A, 1.76%, 4/15/49(1)	852	757,293
Diamond Issuer, Series 2021-1A, Class A, 2.305%, 11/20/51(1)	490	432,445
Driven Brands Funding, LLC:
Series 2019-1A, Class A2, 4.641%, 4/20/49(1)	636	616,833
Series 2019-2A, Class A2, 3.981%, 10/20/49(1)	2,640	2,494,323
Enterprise Fleet Financing, LLC, Series 2023-1, Class A2, 5.51%, 1/22/29(1)	3,118	3,122,294
FHF Issuer Trust, Series 2023-2A, Class A2, 6.79%, 10/15/29(1)	2,434	2,466,378
FHF Trust, Series 2021-1A, Class A, 1.27%, 3/15/27(1)	1,017	983,799
FMC GMSR Issuer Trust, Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(2)	200	173,518
FOCUS Brands Funding, LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	421	403,434
GLS Auto Select Receivables Trust, Series 2023-2A, Class A2, 6.37%, 6/15/28(1)	1,529	1,542,810
GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	125	98,038
Helios Issuer, LLC, Series 2023-GRID1, Class 1A, 5.75%, 12/20/50(1)	1,433	1,472,517
JPMorgan Chase Bank, NA, Series 2021-3, Class B, 0.76%, 2/26/29(1)	66	63,347
LAD Auto Receivables Trust:
Series 2023-1A, Class A2, 5.68%, 10/15/26(1)	708	707,663
Series 2023-2A, Class A2, 5.93%, 6/15/27(1)	593	594,088
Series 2023-3A, Class A2, 6.09%, 6/15/26(1)	2,519	2,521,589
Series 2023-4A, Class A2, 6.21%, 10/15/26(1)	2,000	2,006,075
Marlette Funding Trust:
Series 2023-1A, Class A, 6.07%, 4/15/33(1)	783	782,258
Series 2023-1A, Class B, 6.50%, 4/15/33(1)	1,500	1,510,341
Series 2023-3A, Class B, 6.71%, 9/15/33(1)	2,500	2,527,832
Security	Principal Amount (000's omitted)	Value
Mosaic Solar Loan Trust:
Series 2020-2A, Class C, 3.00%, 8/20/46(1)	$810	$ 736,357
Series 2022-2A, Class C, 5.95%, 1/21/53(1)	850	740,927
Series 2023-2A, Class B, 2.09%, 4/22/47(1)	1,347	1,040,831
Mosaic Solar Loans, LLC:
Series 2017-1A, Class A, 4.45%, 6/20/42(1)	436	410,779
Series 2017-2A, Class A, 3.82%, 6/22/43(1)	1,493	1,384,989
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	119	110,401
Octane Receivables Trust, Series 2023-1A, Class A, 5.87%, 5/21/29(1)	394	395,060
OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.13%, 5/14/35(1)	1,025	999,215
Oportun Funding XIV, LLC, Series 2021-A, Class B, 1.76%, 3/8/28(1)	51	48,544
Oportun Funding, LLC, Series 2022-1, Class A, 3.25%, 6/15/29(1)	33	32,522
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	2,053	1,918,645
Series 2021-C, Class A, 2.18%, 10/8/31(1)	1,155	1,066,498
Series 2022-2, Class A, 5.94%, 10/9/29(1)	33	32,850
Series 2022-3, Class A, 7.451%, 1/8/30(1)	730	730,525
Series 2022-3, Class B, 8.533%, 1/8/30(1)	2,970	2,988,306
Pagaya AI Debt Selection Trust:
Series 2021-5, Class A, 1.53%, 8/15/29(1)	29	28,372
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	43	41,547
Series 2022-1, Class A, 2.03%, 10/15/29(1)	260	255,884
Planet Fitness Master Issuer, LLC, Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	600	530,094
Retained Vantage Data Centers Issuer, LLC, Series 2023-1A, Class A2A, 5.00%, 9/15/48(1)	3,145	2,960,882
SBA Tower Trust, Series 2014-2A, Class C, 3.869% to 1/15/24, 10/15/49(1)(3)	500	491,733
ServiceMaster Funding, LLC, Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	324	265,770
SoFi Consumer Loan Program Trust:
Series 2022-1S, Class A, 6.21%, 4/15/31(1)	290	290,552
Series 2023-1S, Class A, 5.81%, 5/15/31(1)	167	166,557
Stack Infrastructure Issuer, LLC:
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	3,029	2,941,509
Series 2020-1A, Class A2, 1.893%, 8/25/45(1)	591	547,595
Series 2021-1A, Class A2, 1.877%, 3/26/46(1)	1,450	1,322,868
Sunnova Helios II Issuer, LLC:
Series 2019-AA, Class A, 3.75%, 6/20/46(1)	1,104	1,008,540
Series 2021-B, Class A, 1.62%, 7/20/48(1)	1,381	1,181,078
Sunnova Helios IV Issuer, LLC, Series 2020-AA, Class A, 2.98%, 6/20/47(1)	245	225,180
Sunnova Helios IX Issuer, LLC, Series 2022-B, Class A, 5.00%, 8/20/49(1)	371	364,378
Sunnova Helios V Issuer, LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)	327	284,043

Calvert
Core Bond Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Sunnova Helios VII Issuer, LLC, Series 2021-C, Class B, 2.33%, 10/20/48(1)	$644	$ 542,969
Sunnova Helios X Issuer, LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)	1,031	990,059
Sunnova Helios XII Issuer, LLC:
Series 2023-B, Class A, 5.30%, 8/22/50(1)	2,026	1,986,945
Series 2023-B, Class B, 5.60%, 8/22/50(1)	2,050	1,961,837
Sunnova Sol Issuer, LLC, Series 2020-1A, Class B, 5.54%, 2/1/55(1)	2,364	2,032,393
Sunrun Demeter Issuer, LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)	152	129,181
Sunrun Jupiter Issuer, LLC, Series 2022-1A, Class A, 4.75%, 7/30/57(1)	581	533,206
Tesla Auto Lease Trust, Series 2023-B, Class A3, 6.13%, 9/21/26(1)	2,154	2,176,661
Theorem Funding Trust:
Series 2022-1A, Class A, 1.85%, 2/15/28(1)	9	8,566
Series 2022-3A, Class A, 7.60%, 4/15/29(1)	4,901	4,936,522
Vantage Data Centers Issuer, LLC:
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	5,061	4,968,144
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	140	126,356
Total Asset-Backed Securities (identified cost $83,431,092)		$83,344,755

Collateralized Mortgage Obligations — 1.5%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd., Series 2021-3A, Class A2, 6.337%, (30-day average SOFR + 1.00%), 9/25/31(1)(4)	$150	$ 148,989
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(3)	467	424,626
CHNGE Mortgage Trust:
Series 2023-2, Class A3, 7.436% to 5/25/26, 6/25/58(1)(3)	804	807,907
Series 2023-4, Class A1, 7.573% to 8/25/26, 9/25/58(1)(3)	2,121	2,184,456
Federal Home Loan Mortgage Corp., Series 5324, Class MZ, 6.00%, 7/25/53	113	120,605
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2021-DNA3, Class M1, 6.087%, (30-day average SOFR + 0.75%), 10/25/33(1)(4)	29	29,083
Series 2022-DNA1, Class M1A, 6.337%, (30-day average SOFR + 1.00%), 1/25/42(1)(4)	1,602	1,601,233
Series 2022-DNA2, Class M1A, 6.637%, (30-day average SOFR + 1.30%), 2/25/42(1)(4)	151	151,609
Federal National Mortgage Association Connecticut Avenue Securities, Series 2022-R07, Class 1M1, 8.287%, (30-day average SOFR + 2.95%), 6/25/42(1)(4)	1,414	1,459,732
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	464	487,509
Series 2023-84, Class MW, 6.00%, 6/20/53	492	517,374
Security	Principal Amount (000's omitted)	Value
PNMAC GMSR Issuer Trust:
Series 2018-GT2, Class A, 8.871%, (1 mo. SOFR + 3.515%), 8/25/25(1)(4)	$654	$ 654,110
Series 2022-FT1, Class A, 9.527%, (30-day average SOFR + 4.19%), 6/25/27(1)(4)	2,499	2,510,023
Series 2022-GT1, Class A, 9.587%, (30-day average SOFR + 4.25%), 5/25/27(1)(4)	500	500,978
Total Collateralized Mortgage Obligations (identified cost $11,421,691)		$ 11,598,234

Commercial Mortgage-Backed Securities — 11.5%

Security	Principal Amount (000's omitted)	Value
BPR Trust, Series 2022-SSP, Class A, 8.362%, (1 mo. SOFR + 3.00%), 5/15/39(1)(4)	$3,730	$ 3,743,987
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 6.396%, (1 mo. SOFR + 1.034%), 10/15/36(1)(4)	2,040	2,035,804
Series 2019-XL, Class B, 6.556%, (1 mo. SOFR + 1.194%), 10/15/36(1)(4)	1,006	1,001,388
Series 2021-VOLT, Class B, 6.426%, (1 mo. SOFR + 1.064%), 9/15/36(1)(4)	1,357	1,323,315
Series 2021-VOLT, Class C, 6.576%, (1 mo. SOFR + 1.214%), 9/15/36(1)(4)	5,296	5,111,626
Series 2021-VOLT, Class D, 7.126%, (1 mo. SOFR + 1.764%), 9/15/36(1)(4)	180	173,387
CAMB Commercial Mortgage Trust:
Series 2019-LIFE, Class B, 6.909%, (1 mo. SOFR + 1.297%), 12/15/37(1)(4)	1,852	1,838,521
Series 2019-LIFE, Class D, 7.409%, (1 mo. SOFR + 1.797%), 12/15/37(1)(4)	1,000	991,026
CSMC:
Series 2018-SITE, Class A, 4.284%, 4/15/36(1)	1,050	1,043,292
Series 2022-MARK, Class A, 8.057%, (1 mo. SOFR + 2.695%), 6/15/39(1)(4)	3,760	3,765,024
Series 2022-NWPT, Class A, 8.505%, (1 mo. SOFR + 3.143%), 9/9/24(1)(4)	1,891	1,909,917
Extended Stay America Trust:
Series 2021-ESH, Class A, 6.556%, (1 mo. SOFR + 1.194%), 7/15/38(1)(4)	4,082	4,047,302
Series 2021-ESH, Class B, 6.857%, (1 mo. SOFR + 1.494%), 7/15/38(1)(4)	1,311	1,292,509
Series 2021-ESH, Class C, 7.176%, (1 mo. SOFR + 1.814%), 7/15/38(1)(4)	1,221	1,202,728
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series KG08, Class A2, 4.134%, 5/25/33(2)	1,384	1,349,420
Federal National Mortgage Association:
Series 2017-M13, Class A2, 2.932%, 9/25/27(2)	2,950	2,809,438
Series 2018-M4, Class A2, 3.064%, 3/25/28(2)	6,566	6,251,253
Series 2018-M13, Class A2, 3.74%, 9/25/30(2)	697	671,303
Series 2019-M1, Class A2, 3.547%, 9/25/28(2)	11,783	11,416,669
Series 2019-M22, Class A2, 2.522%, 8/25/29	5,676	5,162,228

Calvert
Core Bond Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
Series 2020-M1, Class A2, 2.444%, 10/25/29	$4,000	$ 3,611,075
Series 2023-M1S, Class A2, 4.506%, 4/25/33(2)	3,414	3,424,960
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)	1,312	1,368,503
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 6.559%, (1 mo. SOFR + 1.197%), 5/15/38(1)(4)	4,443	4,413,594
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-MHC, Class C, 6.777%, (1 mo. SOFR + 1.414%), 4/15/38(1)(4)	1,500	1,480,982
KSL Commercial Mortgage Trust, Series 2023-HT, Class A, 7.64%, (1 mo. SOFR + 2.29%), 12/15/36(1)(4)	2,096	2,095,634
Med Trust:
Series 2021-MDLN, Class B, 6.927%, (1 mo. SOFR + 1.564%), 11/15/38(1)(4)	1,896	1,864,161
Series 2021-MDLN, Class D, 7.476%, (1 mo. SOFR + 2.114%), 11/15/38(1)(4)	1,463	1,429,267
MHC Commercial Mortgage Trust:
Series 2021-MHC, Class A, 6.277%, (1 mo. SOFR + 0.915%), 4/15/38(1)(4)	3,727	3,697,252
Series 2021-MHC, Class B, 6.577%, (1 mo. SOFR + 1.215%), 4/15/38(1)(4)	959	949,953
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 7.335%, (1 mo. SOFR + 1.992%), 5/15/36(1)(4)(5)	1,078	1,055,593
NJ Trust, Series 2023-GSP, Class A, 6.697%, 1/6/29(1)(2)	2,200	2,297,916
ORL Trust, Series 2023-GLKS, Class A, 7.712%, (1 mo. SOFR + 2.35%), 10/19/36(1)(4)	1,229	1,233,224
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.799%, 12/10/33(1)(2)	3,547	3,704,864
VMC Finance, LLC, Series 2021-HT1, Class A, 7.123%, (1 mo. SOFR + 1.764%), 1/18/37(1)(4)	1,977	1,941,787
Total Commercial Mortgage-Backed Securities (identified cost $91,439,311)		$91,708,902

Corporate Bonds — 24.0%

Security	Principal Amount (000’s omitted)	Value
Basic Materials — 0.5%
Celanese U.S. Holdings, LLC:
6.35%, 11/15/28	$1,681	$ 1,764,522
6.70%, 11/15/33	1,545	1,676,675
South32 Treasury, Ltd., 4.35%, 4/14/32(1)	204	184,031
		$ 3,625,228
Communications — 1.2%
AT&T, Inc.:
3.55%, 9/15/55	$2,732	$ 1,966,124
3.65%, 6/1/51	1,415	1,066,764
Security	Principal Amount (000’s omitted)	Value
Communications (continued)
Charter Communications Operating, LLC/Charter Communications Operating Capital:
4.80%, 3/1/50	$2,692	$ 2,087,255
5.125%, 7/1/49	1,250	1,016,818
Comcast Corp., 1.95%, 1/15/31	662	559,003
Rogers Communications, Inc., 3.80%, 3/15/32	3,096	2,849,993
SES Global Americas Holdings GP, 5.30%, 3/25/44(1)	219	171,344
SES S.A., 5.30%, 4/4/43(1)	130	98,342
		$ 9,815,643
Consumer, Cyclical — 3.2%
Aptiv PLC/Aptiv Corp., 3.25%, 3/1/32	$459	$405,696
Delta Air Lines, Inc./SkyMiles IP, Ltd.:
4.50%, 10/20/25(1)	582	573,862
4.75%, 10/20/28(1)	1,201	1,181,849
Dick's Sporting Goods, Inc., 4.10%, 1/15/52	1,473	1,052,097
Ford Motor Co., 3.25%, 2/12/32	1,178	980,239
Ford Motor Credit Co., LLC:
5.125%, 6/16/25	1,410	1,392,889
7.122%, 11/7/33	1,216	1,310,827
7.35%, 11/4/27	487	513,898
7.35%, 3/6/30	3,000	3,225,295
General Motors Financial Co., Inc.:
4.30%, 4/6/29	366	352,813
5.80%, 1/7/29	2,616	2,678,851
Genuine Parts Co., 6.50%, 11/1/28	2,549	2,708,955
Hyundai Capital America:
5.68%, 6/26/28(1)	1,400	1,427,996
5.80%, 6/26/25(1)	1,688	1,697,637
Tapestry, Inc.:
7.00%, 11/27/26	995	1,031,924
7.35%, 11/27/28	2,012	2,111,851
WarnerMedia Holdings, Inc.:
5.05%, 3/15/42	2,059	1,816,203
5.141%, 3/15/52	886	761,026
		$25,223,908
Consumer, Non-cyclical — 1.3%
Ashtead Capital, Inc., 4.25%, 11/1/29(1)	$2,501	$2,338,158
Centene Corp.:
2.50%, 3/1/31	2,432	2,029,555
4.625%, 12/15/29	312	299,514
Conservation Fund (The), 3.474%, 12/15/29	190	167,724
CVS Health Corp.:
4.30%, 3/25/28	136	133,779
5.05%, 3/25/48	2,379	2,227,159
5.25%, 1/30/31	1,335	1,370,001
CVS Pass-Through Trust, 6.036%, 12/10/28	129	129,969
Ford Foundation (The), 2.415%, 6/1/50	270	178,764

Calvert
Core Bond Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Consumer, Non-cyclical (continued)
Kaiser Foundation Hospitals, 3.15%, 5/1/27	$224	$ 214,427
Merck & Co., Inc., 2.45%, 6/24/50	591	390,078
Pfizer, Inc., 2.625%, 4/1/30	460	415,105
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	701	542,794
5.20%, 4/1/29(1)	150	143,780
		$ 10,580,807
Energy — 0.1%
TerraForm Power Operating, LLC, 4.75%, 1/15/30(1)	$544	$506,521
		$506,521
Financial — 14.2%
ABN AMRO Bank NV, 6.339% to 9/18/26, 9/18/27(1)(6)	$1,300	$1,329,251
Affiliated Managers Group, Inc., 3.30%, 6/15/30	244	217,298
AIB Group PLC, 6.608% to 9/13/28, 9/13/29(1)(6)	2,251	2,373,909
Ally Financial, Inc.:
2.20%, 11/2/28	1,191	1,013,767
6.992% to 6/13/28, 6/13/29(6)	2,358	2,437,234
American National Group, LLC, 6.144%, 6/13/32(1)	250	240,439
Andrew W. Mellon Foundation (The), 0.947%, 8/1/27	300	264,622
Aviation Capital Group, LLC:
6.25%, 4/15/28(1)	1,931	1,971,191
6.375%, 7/15/30(1)	643	662,783
Banco Santander S.A.:
1.722% to 9/14/26, 9/14/27(6)	1,000	904,999
4.175% to 3/24/27, 3/24/28(6)	200	192,633
5.294%, 8/18/27	400	401,493
6.607%, 11/7/28	1,600	1,704,811
6.921%, 8/8/33	1,600	1,706,700
Bank of America Corp.:
2.572% to 10/20/31, 10/20/32(6)	227	188,293
3.824% to 1/20/27, 1/20/28(6)	6,320	6,076,240
4.571% to 4/27/32, 4/27/33(6)	1,852	1,766,192
5.819% to 9/15/28, 9/15/29(6)	1,840	1,900,526
5.933% to 9/15/26, 9/15/27(6)	5,980	6,104,413
Bank of Montreal, 5.266%, 12/11/26	3,680	3,732,291
Bank of New York Mellon Corp. (The), 6.474% to 10/25/33, 10/25/34(6)	1,724	1,910,401
BNP Paribas S.A., 7.75% to 8/16/29(1)(6)(7)	244	249,678
BPCE S.A., 6.714% to 10/19/28, 10/19/29(1)(6)	3,906	4,117,051
CaixaBank S.A.:
6.208% to 1/18/28, 1/18/29(1)(6)	1,240	1,265,923
6.84% to 9/13/33, 9/13/34(1)(6)	275	290,669
Capital One Financial Corp.:
4.20%, 10/29/25	1,000	981,229
6.312% to 6/8/28, 6/8/29(6)	170	174,482
7.149% to 10/29/26, 10/29/27(6)	189	196,315
CBRE Services, Inc., 5.95%, 8/15/34	1,205	1,267,061
Security	Principal Amount (000’s omitted)	Value
Financial (continued)
Charles Schwab Corp. (The):
2.45%, 3/3/27	$1,060	$ 987,342
6.136% to 8/24/33, 8/24/34(6)	1,560	1,644,957
CI Financial Corp.:
3.20%, 12/17/30	1,826	1,443,876
4.10%, 6/15/51	714	419,890
Citigroup, Inc., 4.00% to 12/10/25(6)(7)	415	383,008
Corporate Office Properties, L.P., 2.90%, 12/1/33	1,167	912,322
EPR Properties:
3.75%, 8/15/29	1,500	1,321,093
4.95%, 4/15/28	2,471	2,346,319
Extra Space Storage, L.P.:
2.55%, 6/1/31	1,375	1,148,488
5.90%, 1/15/31	1,350	1,409,927
GA Global Funding Trust, 2.25%, 1/6/27(1)	2,628	2,388,387
Global Atlantic Fin Co., 3.125%, 6/15/31(1)	2,314	1,897,838
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)	1,934	1,818,916
3.75%, 9/15/30(1)(8)	2,300	1,940,040
6.00%, 4/15/25(1)	685	683,781
HSBC Holdings PLC:
6.161% to 3/9/28, 3/9/29(6)	387	399,875
7.39% to 11/3/27, 11/3/28(6)	3,022	3,240,132
Huntington National Bank (The), 5.699% to 11/18/24, 11/18/25(6)	438	432,721
Intesa Sanpaolo SpA:
7.00%, 11/21/25(1)	400	410,073
8.248% to 11/21/32, 11/21/33(1)(6)	3,224	3,501,162
JPMorgan Chase & Co.:
3.54% to 5/1/27, 5/1/28(6)	1,100	1,050,440
4.005% to 4/23/28, 4/23/29(6)	943	908,060
4.493% to 3/24/30, 3/24/31(6)	799	779,656
4.565% to 6/14/29, 6/14/30(6)	2,910	2,849,685
5.35% to 6/1/33, 6/1/34(6)	3,637	3,690,938
KeyBank, N.A., 5.85%, 11/15/27	1,999	1,998,989
KeyCorp, 3.878% to 5/23/24, 5/23/25(6)	1,335	1,305,436
LPL Holdings, Inc., 6.75%, 11/17/28	1,570	1,674,633
Metropolitan Life Global Funding I, 5.15%, 3/28/33(1)	541	550,890
Principal Financial Group, Inc., 4.625%, 9/15/42	308	280,821
Societe Generale S.A., 6.221% to 6/15/32, 6/15/33(1)(6)	255	254,807
Stifel Financial Corp., 4.00%, 5/15/30	438	397,746
Sun Communities Operating, L.P.:
4.20%, 4/15/32	315	287,632
5.70%, 1/15/33	445	451,359
Swedbank AB:
5.337%, 9/20/27(1)	1,012	1,016,747
6.136%, 9/12/26(1)	2,031	2,072,629
Synchrony Bank, 5.40%, 8/22/25	1,900	1,872,540
Synchrony Financial, 4.50%, 7/23/25	1,600	1,564,018

Calvert
Core Bond Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Financial (continued)
Synovus Bank/Columbus, GA:
4.00% to 10/29/25, 10/29/30(6)	$373	$ 304,952
5.625%, 2/15/28	611	587,522
Toronto-Dominion Bank (The), 8.125% to 10/31/27, 10/31/82(6)	2,368	2,470,508
Truist Financial Corp.:
5.10% to 3/1/30(6)(7)	232	211,399
6.047% to 6/8/26, 6/8/27(6)	2,000	2,036,227
6.123% to 10/28/32, 10/28/33(6)	2,580	2,680,345
U.S. Bancorp:
5.775% to 6/12/28, 6/12/29(6)	3,153	3,241,479
5.836% to 6/10/33, 6/12/34(6)	719	741,985
5.85% to 10/21/32, 10/21/33(6)	375	386,564
UBS Group AG:
2.095% to 2/11/31, 2/11/32(1)(6)	1,745	1,392,877
6.442% to 8/11/27, 8/11/28(1)(6)	950	987,187
UniCredit SpA, 2.569% to 9/22/25, 9/22/26(1)(6)	447	420,493
Westpac Banking Corp., 3.02% to 11/18/31, 11/18/36(6)	244	198,608
		$113,039,213
Government - Multinational — 1.3%
Asian Development Bank:
2.375%, 8/10/27	$2,500	$2,363,316
3.125%, 9/26/28	291	280,296
European Bank for Reconstruction & Development, 1.50%, 2/13/25	305	294,247
European Investment Bank:
1.625%, 5/13/31	585	499,318
2.125%, 4/13/26	1,166	1,113,891
2.375%, 5/24/27	2,860	2,709,645
2.875%, 6/13/25(1)	1,942	1,897,012
Inter-American Development Bank, 0.875%, 4/3/25	241	229,921
International Bank for Reconstruction & Development, 3.125%, 11/20/25	861	841,166
		$10,228,812
Government - Regional — 0.3%
Kommuninvest I Sverige AB, 0.375%, 6/19/24(1)(8)	$2,600	$2,541,488
		$2,541,488
Industrial — 0.2%
Berry Global, Inc., 5.50%, 4/15/28(1)	$385	$389,578
Penske Truck Leasing Co., L.P./PTL Finance Corp., 6.20%, 6/15/30(1)	1,510	1,586,250
		$1,975,828
Technology — 1.3%
Apple, Inc., 3.45%, 2/9/45	$936	$780,510
Concentrix Corp., 6.60%, 8/2/28	5,377	5,535,803
Security	Principal Amount (000’s omitted)	Value
Technology (continued)
Foundry JV Holdco, LLC, 5.875%, 1/25/34(1)(8)	$1,141	$ 1,173,266
Kyndryl Holdings, Inc.:
2.70%, 10/15/28	840	741,118
3.15%, 10/15/31	1,825	1,526,366
4.10%, 10/15/41	160	120,294
Marvell Technology, Inc., 5.75%, 2/15/29	745	770,250
		$ 10,647,607
Utilities — 0.4%
Consolidated Edison Co. of New York, Inc., 4.00%, 11/15/57	$420	$348,729
MidAmerican Energy Co., 5.35%, 1/15/34	294	310,055
New England Power Co., 5.936%, 11/25/52(1)	502	525,878
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	1,482	1,316,106
Northern States Power Co., 2.60%, 6/1/51	317	207,878
Terraform Global Operating, LLC, 6.125%, 3/1/26(1)	225	221,900
		$2,930,546
Total Corporate Bonds (identified cost $186,497,874)		$191,115,601

High Social Impact Investments — 0.3%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(9)(10)	$2,000	$ 1,995,440
Total High Social Impact Investments (identified cost $2,000,000)		$ 1,995,440

Sovereign Government Bonds — 0.8%

Security	Principal Amount (000’s omitted)	Value
Kreditanstalt fuer Wiederaufbau:
1.00%, 10/1/26	$934	$ 859,612
1.75%, 9/14/29	2,635	2,342,025
Nederlandse Waterschapsbank NV, 1.00%, 5/28/30(1)	3,400	2,800,213
Total Sovereign Government Bonds (identified cost $6,159,810)		$ 6,001,850

Calvert
Core Bond Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Taxable Municipal Obligations — 0.2%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.1%
Massachusetts, Green Bonds, 3.277%, 6/1/46	$1,300	$ 1,048,619
		$ 1,048,619
Special Tax Revenue — 0.0%(11)
California Health Facilities Financing Authority, (No Place Like Home Program):
Social Bonds, 2.984%, 6/1/33	$155	$ 134,366
Social Bonds, 3.034%, 6/1/34	110	94,111
		$ 228,477
Water and Sewer — 0.1%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$555	$553,862
San Diego County Water Authority, CA, Green Bonds, 1.951%, 5/1/34	185	144,308
		$698,170
Total Taxable Municipal Obligations (identified cost $2,399,879)		$1,975,266

U.S. Government Agencies and Instrumentalities — 0.0%(11)

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
3.435%, 8/1/34	$145	$ 133,144
3.485%, 8/1/35	85	76,322
3.585%, 8/1/37	150	133,526
Total U.S. Government Agencies and Instrumentalities (identified cost $410,609)		$ 342,992

U.S. Government Agency Mortgage-Backed Securities — 21.1%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
3.00%, 4/1/51	$228	$ 204,174
5.00%, 2/1/53	1,619	1,604,900
5.50%, with various maturities to 2053	7,185	7,225,850
6.00%, with various maturities to 2053	9,539	9,698,715
6.50%, 8/1/53	4,348	4,461,537
Federal National Mortgage Association:
2.00%, 4/1/51	152	126,584
3.00%, 7/1/49	131	117,411
4.00%, 30-Year, TBA(12)	39,212	37,122,718
4.50%, 30-Year, TBA(12)	14,454	14,027,149
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
4.50%, with various maturities to 2052	$4,214	$ 4,093,737
5.00%, 7/1/53	2,465	2,442,050
5.00%, 30-Year, TBA(12)	80,077	79,301,214
5.50%, 7/1/53	3,949	3,970,678
7.00%, 6/1/53	384	401,419
Government National Mortgage Association II:
2.50%, with various maturities to 2051	560	483,941
5.50%, 6/20/53	1,654	1,664,662
6.00%, with various maturities to 2053	379	387,443
7.00%, 6/20/53	647	676,012
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $166,002,863)		$168,010,194

U.S. Treasury Obligations — 41.1%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.375%, 8/15/50	$375	$ 209,063
1.875%, 2/15/41	1,340	964,120
1.875%, 11/15/51	442	279,548
2.00%, 2/15/50	355	233,690
2.00%, 8/15/51	150	98,004
2.25%, 2/15/52	1,115	773,365
2.875%, 5/15/43	9,219	7,571,824
3.00%, 8/15/52	244	199,603
3.25%, 5/15/42	2,100	1,843,406
3.375%, 8/15/42	850	758,276
3.625%, 2/15/53	2,655	2,452,349
3.625%, 5/15/53	1,956	1,808,842
3.875%, 5/15/43	36,214	34,536,273
4.00%, 11/15/52	1,783	1,759,528
U.S. Treasury Notes:
0.25%, 3/15/24	7,515	7,440,217
0.375%, 11/30/25	7,000	6,501,387
0.375%, 12/31/25	33,936	31,454,430
0.375%, 1/31/26	28,500	26,335,225
0.50%, 2/28/26	27,550	25,462,765
1.00%, 7/31/28	7,291	6,413,944
1.25%, 3/31/28	1,646	1,476,288
1.25%, 6/30/28	5,325	4,749,546
1.50%, 1/31/27	626	581,165
1.875%, 2/28/27	100	93,756
2.125%, 3/31/24	10,000	9,920,432
2.25%, 3/31/24	5,400	5,359,776
2.75%, 8/15/32	35,420	32,447,349
3.375%, 5/15/33	11,962	11,483,520
3.50%, 1/31/28	7,893	7,769,518

Calvert
Core Bond Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
3.625%, 3/31/28	$8,275	$ 8,186,108
3.625%, 5/31/28	36,427	36,046,366
3.875%, 11/30/27	1,998	1,994,059
3.875%, 12/31/27	5,265	5,257,390
3.875%, 8/15/33	171	170,840
4.00%, 2/29/28	3,165	3,175,942
4.125%, 7/31/28	7,875	7,957,288
4.25%, 12/31/24	4,950	4,923,819
4.375%, 11/30/28	5,000	5,117,188
4.50%, 11/30/24	5,767	5,746,077
4.50%, 11/15/33	2,550	2,677,898
4.75%, 7/31/25	2,300	2,310,781
4.875%, 11/30/25	6,750	6,820,400
5.00%, 10/31/25	6,700	6,777,207
Total U.S. Treasury Obligations (identified cost $326,942,330)		$328,138,572

Short-Term Investments — 4.0%
Affiliated Fund — 0.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(13)	3,191,497	$ 3,191,497
Total Affiliated Fund (identified cost $3,191,497)		$ 3,191,497
Commercial Paper — 0.4%
Security	Principal Amount (000's omitted)	Value
Brookfield BRP Holdings Canada, Inc., 6.07%, 1/8/24(14)(15)	$3,630	$ 3,624,507
Total Commercial Paper (identified cost $3,625,793)		$ 3,624,507
Securities Lending Collateral — 0.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(16)	909,410	$ 909,410
Total Securities Lending Collateral (identified cost $909,410)		$ 909,410

U.S. Treasury Obligations — 3.1%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 5/16/24	$25,000	$ 24,521,125
Total U.S. Treasury Obligations (identified cost $24,513,517)		$ 24,521,125
Total Short-Term Investments (identified cost $32,240,217)		$ 32,246,539
Total Investments — 114.9% (identified cost $908,945,676)		$916,478,345

Other Assets, Less Liabilities — (14.9)%	$(118,746,469)
Net Assets — 100.0%	$797,731,876

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2023, the aggregate value of these securities is $202,479,106 or 25.4% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2023.
(3)	Step coupon security. Interest rate represents the rate in effect at December 31, 2023.
(4)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2023.
(5)	Represents an investment in an issuer that may be deemed to be an affiliate.
(6)	Security converts to variable rate after the indicated fixed-rate coupon period.
(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(8)	All or a portion of this security was on loan at December 31, 2023. The aggregate market value of securities on loan at December 31, 2023 was $3,130,630 and the total market value of the collateral received by the Fund was $3,247,127, comprised of cash of $909,410 and U.S. government and/or agencies securities of $2,337,717.
(9)	May be deemed to be an affiliated company.
(10)	Restricted security. Total market value of restricted securities amounts to $1,995,440, which represents 0.3% of the net assets of the Fund as of December 31, 2023.
(11)	Amount is less than 0.05%.
(12)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(13)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2023.

Calvert
Core Bond Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

(14)	Security exempt from registration under Section 4(2) of the Securities Act of 1933, as amended. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At December 31, 2023, the aggregate value of these securities is $3,624,507 representing 0.4% of the Fund’s net assets.
(15)	Rate shown is the discount rate at date of purchase.
(16)	Represents investment of cash collateral received in connection with securities lending.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	554	Long	3/28/24	$114,076,390	$714,958
U.S. 5-Year Treasury Note	501	Long	3/28/24	54,495,492	751,476
U.S. 10-Year Treasury Note	48	Long	3/19/24	5,418,750	196,788
U.S. Long Treasury Bond	151	Long	3/19/24	18,865,563	1,022,283
U.S. Ultra 10-Year Treasury Note	110	Long	3/19/24	12,981,719	198,606
U.S. Ultra-Long Treasury Bond	78	Long	3/19/24	10,420,313	839,829
					$3,723,940
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28	12/15/23	$2,000,000

Abbreviations:
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced
At December 31, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended December 31, 2023, the Fund used futures contracts to hedge interest rate risk and to manage duration.
Affiliated Investments
At December 31, 2023, the value of the Fund's investment in Calvert Impact Capital, Inc. and in issuers and funds that may be deemed to be affiliated was $6,242,530, which represents 0.8% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 7.335%, (1 mo. SOFR + 1.992%), 5/15/36	$ 1,077,242	$ —	$ (38,471)	$ —	$16,270	$1,055,593	$ 22,580	$1,077,727
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	246,573	—	(250,000)	—	3,427	—	771	—
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(1)	—	2,000,000	—	—	(4,560)	1,995,440	4,444	2,000,000

Calvert
Core Bond Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(2)	$17,004,514	$130,952,304	$(144,765,321)	$ —	$ —	$3,191,497	$288,651	3,191,497
Total				$ —	$15,137	$6,242,530	$316,446

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$83,344,755	$ —	$83,344,755
Collateralized Mortgage Obligations	—	11,598,234	—	11,598,234
Commercial Mortgage-Backed Securities	—	91,708,902	—	91,708,902
Corporate Bonds	—	191,115,601	—	191,115,601
High Social Impact Investments	—	1,995,440	—	1,995,440
Sovereign Government Bonds	—	6,001,850	—	6,001,850
Taxable Municipal Obligations	—	1,975,266	—	1,975,266
U.S. Government Agencies and Instrumentalities	—	342,992	—	342,992
U.S. Government Agency Mortgage-Backed Securities	—	168,010,194	—	168,010,194
U.S. Treasury Obligations	—	328,138,572	—	328,138,572
Short-Term Investments:
Affiliated Fund	3,191,497	—	—	3,191,497
Commercial Paper	—	3,624,507	—	3,624,507
Securities Lending Collateral	909,410	—	—	909,410
U.S. Treasury Obligations	—	24,521,125	—	24,521,125
Total Investments	$4,100,907	$912,377,438	$ —	$916,478,345
Futures Contracts	$3,723,940	$ —	$ —	$3,723,940
Total	$7,824,847	$912,377,438	$ —	$920,202,285
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.